UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
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Address:   110 East 59th Street, 22nd Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
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Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY                  8/16/04
     ------------------------     ---------------------------   -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:       $561,186
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number          Name


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                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLE COMPUTER INC                COM           037833100   19,272     592,242         SOLE                592,242     0         0
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APLERA CORP                      COM AP BIO GRP 038020103   19,525     897,700         SOLE                897,700     0         0
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BAXTER INTL INC                   COM           071813109   17,516     507,552         SOLE                507,552     0         0
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COMMSCOPE INC                     COM           203372107   28,936   1,349,007         SOLE              1,349,007     0         0
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DEAN FOODS CO NEW                 COM           242370104   22,886     613,389         SOLE                613,389     0         0
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DIRECTV GROUP                     COM           25459L106   33,210   1,942,087         SOLE              1,942,087     0         0
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D R HORTON INC                    COM           23331A109    3,806     134,000         SOLE                134,000     0         0
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DST SYS INC DEL                   COM           233326107   27,718     576,378         SOLE                576,378     0         0
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EBAY INC                          COM           278642103   19,167     208,452         SOLE                208,452     0         0
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ECHOSTAR COMMUNICATIONS NEW       CL A          278762109   10,211     332,050         SOLE                332,050     0         0
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ELECTRONIC ARTS INC               COM           285512109   15,234     279,264         SOLE                279,264     0         0
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GAP INC DEL                       COM           364760108   14,043     579,100         SOLE                579,100     0         0
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GEMSTAR-TV GUIDE INTL INC         COM           36866W106    8,646   1,801,284         SOLE              1,801,284     0         0
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HONEYWELL INTL INC                COM           438516106   20,075     548,043         SOLE                548,043     0         0
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IAC/INTERACTIVE CORP              COM           44919P102   36,103   1,197,830         SOLE              1,197,830     0         0
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L-3 COMMUNICATIONS HLDGS INC      COM           502424104   11,180     167,364         SOLE                167,364     0         0
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LOUDEYE CORP                      COM           545754103      683     432,432         SOLE                432,432     0         0
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MATTEL INC                        COM           577081102   15,999     876,663         SOLE                876,663     0         0
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MEDIMMUNE INC                     COM           584699102   23,239     993,531         SOLE                993,531     0         0
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NEWS CORP LTD                     SP ADR PFD    652487802   25,431     773,440         SOLE                773,440     0         0
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NII HLDGS INC                     CL B NEW      62913F201   30,632     909,252         SOLE                909,252     0         0
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OVERSTOCK COM INC DEL             COM           690370101    9,587     245,122         SOLE                245,122     0         0
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PULTE HOME INC                    COM           745867101    6,322     121,500         SOLE                121,500     0         0
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RAYTHEON CO                       COM NEW       755111507   15,240     426,050         SOLE                426,050     0         0
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SHIRE PHARMACEUTICALS             SPONSORED ADR 82481R106   17,641     660,226         SOLE                660,226     0         0
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SPRINT CORP                       COM FON GROUP 852061100   10,987     624,249         SOLE                624,249     0         0
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HILFIGER TOMMY CORP               ORD           G8915Z102   25,922   1,712,150         SOLE              1,712,150     0         0
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TYCO INTL LTD NEW                 COM           902124106   42,770   1,290,571         SOLE              1,290,571     0         0
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UNITED THERAPEUTICS CORP DEL      COM           91307C102    5,404     210,700         SOLE                210,700     0         0
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VALEANT PHARMACEUTICALS INTL      COM           91911X104    3,644     182,200         SOLE                182,200     0         0
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WEBMD CORP                        COM           94769M105    7,161     768,340         SOLE                768,340     0         0
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WESTERN WIRELESS CORP             CL A          95988E204   13,000     449,658         SOLE                449,658     0         0
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